Ashmore Emerging Markets Frontier Equity Fund
Ashmore Emerging Markets Frontier Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund and other series of Ashmore Funds (the “Trust”). More information about these and other discounts is available in the “Classes of Shares” section beginning on page 27 of the Fund’s prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Frontier Equity Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Frontier Equity Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.96%	1.96%	1.96%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		3.71%	4.46%	3.46%
Fee Waiver and/or Expense Reimbursement	[2]	(1.91%)	(1.91%)	(1.94%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.80%	2.55%	1.52%
[1]	Other Expenses are based on estimated amounts for the Fund's initial fiscal year, assuming average assets under management of $10 million.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund's Class A Shares exceed 1.80%, for the Fund's Class C Shares exceed 2.55% and for the Fund's Institutional Class Shares exceed 1.52% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2015 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit in place at the time of such waiver or reimbursement.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Frontier Equity Fund (USD $)	1 year	3 years
Class A Shares	698	1,753
Class C Shares	358	1,665
Institutional Class Shares	155	1,168

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Frontier Equity Fund (USD $)	1 year	3 years
Class A Shares	698	1,753
Class C Shares	258	1,665
Institutional Class Shares	155	1,168

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. A Frontier Market Issuer is an issuer that is located in a Frontier Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Frontier Market Countries or that has at least 50% of its assets in one or more Frontier Market Countries. Frontier Market Countries include (but are not limited to) the following countries:
Europe: Albania, Armenia, Azerbaijan, Belarus, Bosnia and Herzegovinia, Bulgaria, Czech Republic, Croatia, Cyprus, Estonia, Georgia, Guernsey, Iceland, Isle of Man, Hungary, Kazakhstan, Krgyzstan, Latvia, Liechtenstein, Lithuania, Luxembourg, Macedonia, Malta, Mongolia, Montenegro, Poland, Romania, Serbia and Montenegro, Slovakia, Slovenia, Tajikistan, Turkmenistan, Ukraine and Uzbekistan
Africa: Algeria, Angola, Botswana, Burkina Faso, Cameroon, Cape Verde, Cote d’Ivoire, Democratic Republic of the Congo, Ethiopia, Ghana, Guinea-Bissau, Kenya, Lesotho, Liberia, Libya, Madagascar, Malawi, Mali, Mauritius, Mozambique, Morocco, Namibia, Niger, Nigeria, Republic of the Congo, Rwanda, Senegal, Sierra Leone, Somalia, South Sudan, Sudan, Swaziland, Tanzania, Tunisia, Uganda, Zambia and Zimbabwe
Middle East: Afghanistan, Bahrain, Egypt, Iraq, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Syria, United Arab Emirates and Yemen
Asia: Bangladesh, Cambodia, Indonesia, Laos, Macau, Marshall Islands, Nepal, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Tuvalu and Vietnam
Central and South America: Argentina, Barbados, Belize, Bolivia, Chile, Colombia, Costa Rica, Cuba, Dominican Republic, Ecuador, El Salvador, Guatemala, Guyana, Haiti, Honduras, Jamaica, Nicaragua, Panama, Paragua, Peru, Puerto Rico, Trinidad & Tobago, Uruguay and Venezuela
The Fund may deem other countries to be Frontier Market Countries either currently or in the future if they are represented in any widely-recognized index of frontier market securities or the Adviser or Subadviser believes they are underrepresented in the portfolios of global institutional investors because they have small economies (outside of the top 50 economies globally as measured by GDP), small markets (representing less than 0.5% of the free float-adjusted market capitalization weight of the MSCI ACWI Index), or a perception among global investors of high political risk or instability (e.g., the countries of the Middle East and much of Africa).

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in one or more Frontier Market Countries or regions, particularly in the case of countries that may have restrictions on foreign investment or countries where such investments may represent an efficient method of achieving investment exposure. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may invest in companies of any market capitalization and may also invest in initial public offerings. The Fund’s benchmark index, the MSCI Frontier Markets Index, is currently concentrated in the commercial banking industry. Although the Fund is not an index fund and does not seek to replicate the performance of its benchmark index, it may concentrate its investments in the commercial banking industry. As of the date of this prospectus, the Fund expects to concentrate its investments in the commercial banking industry.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, the Subadviser uses principally a bottom-up approach to identify particular securities for investment within Frontier Market Countries. The Subadviser’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyses the universe of available Frontier Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Frontier Market Countries and sectors in an effort to construct a portfolio that provides a measure of diversification among Frontier Market Countries and sectors. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Frontier Market Issuers.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Frontier Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash position.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and Subadviser and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Banking Industry Risk: Investments in banking industry stocks, as compared to other industries in general, may be considered to be more volatile or riskier due to a number of factors including more extensive government regulation that may reduce profit potential for banks compared to other entities. Financial services institutions are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. The oversight of, and regulations applicable to, companies in the banking industry in frontier markets may be ineffective and underdeveloped relative to more developed markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. The impact of recent or future regulation in various countries on any individual bank or on the sector as a whole cannot be predicted. In addition, the banking industry of frontier markets can be considered riskier than the U.S. banking industry.
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Subadviser anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
  Frontier Markets Risk: Frontier market countries are emerging market countries, but generally have smaller economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of Fund shares. These factors make investing in frontier countries significantly riskier than in other countries, including other emerging market countries, and any one of them could cause the net asset value of the Fund’s shares to decline;
  Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
  IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Lack of Operating History Risk: The Fund does not have an operating history and may not achieve significant scale;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund’s investment return depends on the ability of the Subadviser to manage the Fund’s portfolio successfully; there is a risk that the Subadviser may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund is expected to commence investment operations on or about the date of this Prospectus and currently has no investment performance information to report.